Quarterly Report
March 31, 2021
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 2.9%
Honeywell International, Inc.	75,242	$16,332,781
Raytheon Technologies Corp.	79,708	6,159,037
		$22,491,818
Alcoholic Beverages – 2.3%
Diageo PLC	229,722	$9,467,584
Pernod Ricard S.A.	44,587	8,368,562
		$17,836,146
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	15,975	$10,642,719
NIKE, Inc., “B”	53,016	7,045,296
		$17,688,015
Biotechnology – 1.8%
Illumina, Inc. (a)	14,919	$5,729,791
Vertex Pharmaceuticals, Inc. (a)	40,804	8,768,372
		$14,498,163
Brokerage & Asset Managers – 3.0%
Blackstone Group, Inc.	84,430	$6,292,568
Charles Schwab Corp.	90,883	5,923,754
NASDAQ, Inc.	76,758	11,318,735
		$23,535,057
Business Services – 4.5%
Accenture PLC, “A”	32,311	$8,925,914
Amdocs Ltd.	121,623	8,531,853
Fidelity National Information Services, Inc.	101,545	14,278,243
Fiserv, Inc. (a)	30,903	3,678,693
		$35,414,703
Cable TV – 2.6%
Cable One, Inc.	2,081	$3,804,817
Comcast Corp., “A”	299,296	16,194,907
		$19,999,724
Chemicals – 0.8%
PPG Industries, Inc.	43,311	$6,507,911
Computer Software – 7.7%
Adobe Systems, Inc. (a)	25,864	$12,294,969
Microsoft Corp.	166,997	39,372,883
salesforce.com, inc. (a)	42,385	8,980,110
		$60,647,962
Computer Software - Systems – 2.2%
Apple, Inc.	141,614	$17,298,150
Construction – 1.2%
Sherwin-Williams Co.	12,704	$9,375,679

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
Colgate-Palmolive Co.	101,559	$8,005,896
Estee Lauder Cos., Inc., “A”	16,020	4,659,417
Kimberly-Clark Corp.	47,047	6,541,885
		$19,207,198
Containers – 1.2%
Crown Holdings, Inc.	99,457	$9,651,307
Electrical Equipment – 3.9%
AMETEK, Inc.	73,332	$9,366,696
Fortive Corp.	111,364	7,866,753
Johnson Controls International PLC	86,985	5,190,395
TE Connectivity Ltd.	61,920	7,994,491
		$30,418,335
Electronics – 4.0%
Analog Devices, Inc.	53,914	$8,360,983
Applied Materials, Inc.	57,488	7,680,397
Texas Instruments, Inc.	79,724	15,067,039
		$31,108,419
Energy - Independent – 0.7%
ConocoPhillips	100,663	$5,332,119
Food & Beverages – 2.0%
Danone S.A.	130,618	$8,960,780
Mondelez International, Inc.	111,137	6,504,849
		$15,465,629
General Merchandise – 1.1%
Dollar General Corp.	43,632	$8,840,716
Health Maintenance Organizations – 1.1%
Cigna Corp.	35,273	$8,526,895
Insurance – 1.0%
Chubb Ltd.	48,121	$7,601,674
Internet – 8.1%
Alphabet, Inc., “A” (a)	17,048	$35,161,841
Alphabet, Inc., “C” (a)	5,945	12,298,005
Facebook, Inc., “A” (a)	53,456	15,744,396
		$63,204,242
Leisure & Toys – 1.5%
Electronic Arts, Inc.	88,426	$11,970,228
Major Banks – 7.0%
Bank of America Corp.	498,120	$19,272,263
Goldman Sachs Group, Inc.	41,629	13,612,683
JPMorgan Chase & Co.	144,009	21,922,490
		$54,807,436
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	22,491	$4,416,558
PRA Health Sciences, Inc. (a)	73,211	11,225,442
		$15,642,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.7%
Becton, Dickinson and Co.	55,753	$13,556,342
Danaher Corp.	46,022	10,358,632
Medtronic PLC	131,557	15,540,828
Thermo Fisher Scientific, Inc.	28,813	13,149,677
		$52,605,479
Natural Gas - Pipeline – 0.8%
Enterprise Products Partners LP	285,791	$6,293,118
Network & Telecom – 1.2%
Equinix, Inc., REIT	13,926	$9,463,970
Other Banks & Diversified Financials – 5.4%
Mastercard, Inc., “A”	43,578	$15,515,947
Truist Financial Corp.	169,749	9,899,762
Visa, Inc., “A”	80,515	17,047,441
		$42,463,150
Pharmaceuticals – 5.8%
Eli Lilly & Co.	54,368	$10,157,030
Johnson & Johnson	109,387	17,977,754
Merck & Co., Inc.	132,660	10,226,759
Zoetis, Inc.	43,452	6,842,821
		$45,204,364
Railroad & Shipping – 1.5%
Canadian National Railway Co.	100,554	$11,662,253
Restaurants – 0.8%
Starbucks Corp.	59,411	$6,491,840
Specialty Chemicals – 0.9%
DuPont de Nemours, Inc.	87,273	$6,744,457
Specialty Stores – 5.9%
Costco Wholesale Corp.	22,853	$8,055,225
Home Depot, Inc.	43,232	13,196,568
Target Corp.	65,621	12,997,552
Tractor Supply Co.	68,185	12,074,200
		$46,323,545
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT	64,555	$15,432,518
Trucking – 0.2%
Old Dominion Freight Line, Inc.	8,279	$1,990,354
Utilities - Electric Power – 0.6%
American Electric Power Co., Inc.	55,044	$4,662,227
Total Common Stocks		$776,406,801
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.05% (v)	693,458	$693,458

Other Assets, Less Liabilities – 0.8%		5,898,065
Net Assets – 100.0%		$782,998,324

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $693,458 and $776,406,801, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$776,406,801	$—	$—	$776,406,801
Mutual Funds	693,458	—	—	693,458
Total	$777,100,259	$—	$—	$777,100,259
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,722,233	$25,831,662	$27,860,437	$—	$—	$693,458

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$826	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.